American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
November 30, 2021

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.2%
AAR Corp.(1)	70,276	2,295,214
Hexcel Corp.(1)	41,819	2,148,660
Kaman Corp.	6,800	251,600
		4,695,474
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	179,300	4,426,917
Atlas Air Worldwide Holdings, Inc.(1)	113,447	9,939,092
Hub Group, Inc., Class A(1)	79,243	6,154,804
		20,520,813
Airlines — 0.5%
Allegiant Travel Co.(1)	23,432	4,058,891
Mesa Air Group, Inc.(1)	81,221	573,420
SkyWest, Inc.(1)	152,883	5,988,427
		10,620,738
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	295,023	2,613,904
Cooper-Standard Holdings, Inc.(1)	9,112	210,396
Dana, Inc.	131,643	2,830,324
Dorman Products, Inc.(1)	13,204	1,465,380
Gentherm, Inc.(1)	27,589	2,329,891
Goodyear Tire & Rubber Co. (The)(1)	630,928	12,687,962
Modine Manufacturing Co.(1)	172,188	1,783,868
Motorcar Parts of America, Inc.(1)	40,784	654,175
Standard Motor Products, Inc.	37,391	1,871,046
		26,446,946
Automobiles — 0.4%
Harley-Davidson, Inc.	86,589	3,171,755
Winnebago Industries, Inc.	75,140	5,426,611
		8,598,366
Banks — 16.4%
1st Source Corp.	22,513	1,041,226
ACNB Corp.	20,119	584,256
Amalgamated Financial Corp.	44,321	749,911
Amerant Bancorp, Inc.(1)	61,209	1,723,033
Ameris Bancorp	123,634	6,017,267
Arrow Financial Corp.	39,372	1,358,334
Associated Banc-Corp.	314,946	6,897,317
Atlantic Capital Bancshares, Inc.(1)	6,166	172,278
Atlantic Union Bankshares Corp.	5,796	188,428
Banc of California, Inc.	6,415	125,670
BancFirst Corp.	44,403	2,825,363
Bancorp, Inc. (The)(1)	176,918	5,001,472
Bank First Corp.	6,546	459,726
Bank of Hawaii Corp.	94,659	7,551,895
Bank OZK	54,996	2,458,871
BankFinancial Corp.	34,616	367,622
BankUnited, Inc.	193,327	7,663,482
Bankwell Financial Group, Inc.	14,384	444,322

Banner Corp.	76,493	4,381,519
BCB Bancorp, Inc.	44,671	656,217
Brookline Bancorp., Inc.	44,451	685,879
Bryn Mawr Bank Corp.	18,660	832,236
Byline Bancorp, Inc.	70,587	1,833,144
Cadence Bank	99,092	2,895,468
Camden National Corp.	9,293	425,805
Cathay General Bancorp	189,484	7,941,274
CB Financial Services, Inc.	11,437	271,286
Central Pacific Financial Corp.	90,194	2,414,493
Central Valley Community Bancorp	33,498	703,458
CIT Group, Inc.	218,662	10,727,558
City Holding Co.	31,081	2,438,615
CNB Financial Corp.	44,746	1,179,057
Codorus Valley Bancorp, Inc.	27,450	595,940
Columbia Banking System, Inc.	12,301	404,211
Community Bankers Trust Corp.	64,995	730,544
Community Trust Bancorp, Inc.	23,848	1,001,616
ConnectOne Bancorp, Inc.	82,213	2,671,923
County Bancorp, Inc.	14,190	480,615
Customers Bancorp, Inc.(1)	84,087	4,846,775
Dime Community Bancshares, Inc.	35,158	1,205,919
Eagle Bancorp, Inc.	85,464	4,815,896
Enterprise Financial Services Corp.	17,303	802,340
Equity Bancshares, Inc., Class A(1)	603	19,610
F.N.B. Corp.	627,219	7,313,374
Farmers National Banc Corp.	75,816	1,333,603
FB Financial Corp.	7,274	312,055
Financial Institutions, Inc.	46,000	1,416,800
First BanCorp	481,753	6,402,497
First Bancorp, Inc. (The)	11,504	348,341
First Bancorp/Southern Pines NC	31,134	1,383,595
First Bancshares, Inc. (The)	4,544	176,580
First Busey Corp.	77,041	1,979,954
First Business Financial Services, Inc.	21,543	616,345
First Citizens BancShares, Inc., Class A	1,375	1,105,473
First Commonwealth Financial Corp.	21,322	320,470
First Community Bankshares, Inc.	3,262	106,667
First Financial Corp.	18,044	784,192
First Foundation, Inc.	107,586	2,734,836
First Internet Bancorp	24,259	1,050,657
First Mid Bancshares, Inc.	35,202	1,479,540
First Midwest Bancorp., Inc.	27,251	537,662
First of Long Island Corp. (The)	61,047	1,278,935
First United Corp.	19,960	372,653
Flushing Financial Corp.	26,253	620,096
Franklin Financial Services Corp.	11,432	377,256
Fulton Financial Corp.	95,452	1,507,187
Glacier Bancorp, Inc.	34,395	1,867,649
Great Southern Bancorp, Inc.	38,578	2,146,094
Great Western Bancorp, Inc.	33,677	1,129,863
Hancock Whitney Corp.	49,817	2,380,256
Hanmi Financial Corp.	95,465	2,145,099
HarborOne Bancorp, Inc.	72,714	1,009,997
Hawthorn Bancshares, Inc.	16,467	407,229

Heartland Financial USA, Inc.	42,030	1,996,425
Hilltop Holdings, Inc.	168,799	5,744,230
HomeStreet, Inc.	72,227	3,565,847
HomeTrust Bancshares, Inc.	18,031	541,471
Hope Bancorp, Inc.	245,892	3,528,550
Horizon Bancorp, Inc.	46,627	904,564
Independent Bank Corp. (Massachusetts)	18,768	1,483,798
Independent Bank Corp. (Michigan)	66,754	1,505,303
International Bancshares Corp.	132,709	5,575,105
Investors Bancorp, Inc.	315,786	4,702,054
Lakeland Bancorp, Inc.	132,495	2,370,336
Lakeland Financial Corp.	55,142	3,894,128
Live Oak Bancshares, Inc.	12,254	1,091,831
Macatawa Bank Corp.	85,262	717,906
Mercantile Bank Corp.	48,448	1,626,884
Meta Financial Group, Inc.	60,337	3,606,343
Metropolitan Bank Holding Corp.(1)	14,220	1,349,905
Midland States Bancorp, Inc.	71,012	1,690,086
MidWestOne Financial Group, Inc.	40,185	1,237,698
MVB Financial Corp.	44,306	1,819,647
National Bank Holdings Corp., Class A	47,699	2,032,931
NBT Bancorp, Inc.	32,214	1,163,248
Nicolet Bankshares, Inc.(1)	11,722	835,896
Northeast Bank	28,307	916,864
Northrim BanCorp, Inc.	17,238	699,001
OFG Bancorp	137,283	3,308,520
Old National Bancorp.	89,567	1,581,753
Old Second Bancorp, Inc.	94,814	1,170,953
Origin Bancorp, Inc.	15,379	648,840
Orrstown Financial Services, Inc.	30,161	705,767
Pacific Premier Bancorp, Inc.	33,478	1,297,273
PacWest Bancorp	106,198	4,751,299
Park National Corp.	5,105	664,109
Parke Bancorp, Inc.	30,481	624,861
PCB Bancorp.	39,127	871,358
Peapack-Gladstone Financial Corp.	49,842	1,648,773
Peoples Bancorp, Inc.	28,537	880,081
Popular, Inc.	120,076	9,344,314
Preferred Bank	42,254	2,879,610
Primis Financial Corp.	59,730	912,674
QCR Holdings, Inc.	39,772	2,145,302
RBB Bancorp	46,644	1,140,912
Red River Bancshares, Inc.	1,485	78,408
Republic Bancorp, Inc., Class A	34,326	1,758,521
Sandy Spring Bancorp, Inc.	37,418	1,756,027
ServisFirst Bancshares, Inc.	120,389	9,678,072
Shore Bancshares, Inc.	18,317	359,013
Sierra Bancorp	41,775	1,051,895
Simmons First National Corp., Class A	145,273	4,228,897
SmartFinancial, Inc.	30,206	775,388
Southern First Bancshares, Inc.(1)	20,096	1,176,219
Southside Bancshares, Inc.	17,984	732,848
SouthState Corp.	21,692	1,695,013
Stock Yards Bancorp, Inc.	43,409	2,597,160
Summit Financial Group, Inc.	31,965	799,125

Synovus Financial Corp.	169,533	7,678,150
Texas Capital Bancshares, Inc.(1)	86,746	4,885,535
Tompkins Financial Corp.	8,233	643,491
Towne Bank	30,186	923,390
TriCo Bancshares	3,690	155,570
TriState Capital Holdings, Inc.(1)	73,669	2,203,440
Triumph Bancorp, Inc.(1)	27,407	3,490,281
Trustmark Corp.	140,341	4,295,838
UMB Financial Corp.	83,107	8,358,902
Umpqua Holdings Corp.	483,240	9,210,554
United Community Banks, Inc.	177,431	6,080,560
United Security Bancshares	46,946	362,893
Unity Bancorp, Inc.	21,544	560,144
Univest Financial Corp.	27,509	758,423
Valley National Bancorp	511,292	6,871,765
Washington Trust Bancorp, Inc.	40,068	2,155,658
Webster Financial Corp.	88,771	4,783,869
West BanCorp, Inc.	44,621	1,384,590
Western Alliance Bancorp	15,664	1,719,594
Wintrust Financial Corp.	121,348	10,621,590
		338,244,099
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	10,639	6,070,294
Biotechnology — 0.9%
Alector, Inc.(1)	20,456	422,416
Catalyst Pharmaceuticals, Inc.(1)	171,422	1,199,954
Eagle Pharmaceuticals, Inc.(1)	3,289	156,820
Emergent BioSolutions, Inc.(1)	125,107	5,519,721
Ironwood Pharmaceuticals, Inc.(1)	325,435	3,609,074
Ovid therapeutics, Inc.(1)(2)	30,242	101,311
Sage Therapeutics, Inc.(1)	88,384	3,439,021
uniQure NV(1)	136,785	3,809,462
		18,257,779
Building Products — 0.7%
Apogee Enterprises, Inc.	70,226	2,900,334
Armstrong Flooring, Inc.(1)	2,927	5,708
Insteel Industries, Inc.	42,535	1,793,275
Masonite International Corp.(1)	70,118	7,502,626
Quanex Building Products Corp.	100,696	2,151,873
UFP Industries, Inc.	3,760	313,133
		14,666,949
Capital Markets — 2.2%
B. Riley Financial, Inc.	46,621	3,609,864
Brightsphere Investment Group, Inc.	68,567	2,059,067
Cowen, Inc., Class A	74,148	2,623,356
Diamond Hill Investment Group, Inc.	8,532	1,638,912
Evercore, Inc., Class A	49,026	6,799,906
Janus Henderson Group plc	148,302	6,336,945
Moelis & Co., Class A	58,000	3,555,980
Oppenheimer Holdings, Inc., Class A	24,323	1,192,800
Piper Sandler Cos.	41,568	6,889,896
Stifel Financial Corp.	108,406	7,697,910
StoneX Group, Inc.(1)	9,834	552,425
Victory Capital Holdings, Inc., Class A	3,165	110,965

Virtus Investment Partners, Inc.	5,117	1,521,693
		44,589,719
Chemicals — 2.8%
AdvanSix, Inc.(1)	98,322	4,453,003
AgroFresh Solutions, Inc.(1)	70,691	127,244
American Vanguard Corp.	24,770	354,459
Avient Corp.	911	50,114
Cabot Corp.	146,069	7,665,701
Chemours Co. (The)	476,709	14,158,257
Ecovyst, Inc.	118,916	1,138,026
Ferro Corp.(1)	120,749	2,550,219
Hawkins, Inc.	63,476	2,106,134
Intrepid Potash, Inc.(1)	10,163	417,699
Kraton Corp.(1)	90,903	4,186,992
Kronos Worldwide, Inc.	1,522	21,308
NewMarket Corp.	13,939	4,617,991
Orion Engineered Carbons SA(1)	76,050	1,334,677
Rayonier Advanced Materials, Inc.(1)	257,647	1,411,906
Sensient Technologies Corp.	4,023	391,398
Stepan Co.	63,819	7,193,039
Trinseo plc	150	7,085
Tronox Holdings plc, Class A	300,618	6,610,590
		58,795,842
Commercial Services and Supplies — 1.0%
Clean Harbors, Inc.(1)	82,337	8,352,265
Ennis, Inc.	63,309	1,204,137
Healthcare Services Group, Inc.	154,222	2,698,885
Heritage-Crystal Clean, Inc.(1)	7,110	228,160
HNI Corp.	108,877	4,301,730
Interface, Inc.	157,429	2,244,937
Kimball International, Inc., Class B	14,445	147,917
Quad/Graphics, Inc.(1)	74,827	300,805
Steelcase, Inc., Class A	15,630	174,900
		19,653,736
Communications Equipment — 0.3%
Aviat Networks, Inc.(1)	1,384	43,375
EMCORE Corp.(1)	50,166	369,723
ViaSat, Inc.(1)	144,373	6,394,280
		6,807,378
Construction and Engineering — 1.6%
Arcosa, Inc.	8,553	437,657
Argan, Inc.	30,720	1,207,296
Construction Partners, Inc., Class A(1)	52,379	1,809,171
Dycom Industries, Inc.(1)	67,859	6,343,459
EMCOR Group, Inc.	14,601	1,742,483
Granite Construction, Inc.	132,413	5,148,218
Great Lakes Dredge & Dock Corp.(1)	40,669	601,088
INNOVATE Corp.(1)	14	53
MasTec, Inc.(1)	46,147	4,253,369
MYR Group, Inc.(1)	55,042	6,093,700
Northwest Pipe Co.(1)	17,897	515,076
Primoris Services Corp.	108,915	2,441,874
Sterling Construction Co., Inc.(1)	57,331	1,477,420
Tutor Perini Corp.(1)	76,963	989,744
		33,060,608

Construction Materials — 0.2%
Eagle Materials, Inc.	20,928	3,227,516
Consumer Finance — 2.3%
Atlanticus Holdings Corp.(1)	5,932	352,539
Elevate Credit, Inc.(1)	70,270	224,161
Encore Capital Group, Inc.(1)	57,173	3,335,473
Enova International, Inc.(1)	42,735	1,629,058
Green Dot Corp., Class A(1)	108,948	3,911,233
Navient Corp.	443,727	8,754,734
Nelnet, Inc., Class A	53,716	4,630,319
OneMain Holdings, Inc.	28,979	1,442,865
PRA Group, Inc.(1)	73,568	3,123,697
PROG Holdings, Inc.(1)	188,121	8,488,020
Regional Management Corp.	28,329	1,602,288
SLM Corp.	537,709	9,560,466
World Acceptance Corp.(1)	5,991	1,230,671
		48,285,524
Containers and Packaging†
TriMas Corp.(1)	22,296	738,444
Diversified Consumer Services — 0.3%
American Public Education, Inc.(1)	5	95
Grand Canyon Education, Inc.(1)	42,290	3,064,756
Laureate Education, Inc., Class A(1)	68,716	687,160
Perdoceo Education Corp.(1)	209,215	2,060,768
Universal Technical Institute, Inc.(1)	7,178	60,295
		5,873,074
Diversified Financial Services†
Alerus Financial Corp.	25,487	767,159
Diversified Telecommunication Services — 0.9%
ATN International, Inc.	15,574	595,083
EchoStar Corp., Class A(1)	102,493	2,805,233
IDT Corp., Class B(1)	68,595	3,723,337
Iridium Communications, Inc.(1)	282,776	10,872,737
		17,996,390
Electrical Equipment — 1.0%
Atkore, Inc.(1)	118,483	12,618,439
Encore Wire Corp.	49,082	6,894,058
LSI Industries, Inc.	47,032	333,927
Powell Industries, Inc.	6,016	146,911
TPI Composites, Inc.(1)	10,612	189,212
		20,182,547
Electronic Equipment, Instruments and Components — 2.2%
Avnet, Inc.	75,558	2,740,489
Bel Fuse, Inc., Class B	12,815	154,293
Benchmark Electronics, Inc.	71,328	1,681,914
CTS Corp.	1,952	68,008
Daktronics, Inc.(1)	34,630	168,994
ePlus, Inc.(1)	20,754	2,189,339
Insight Enterprises, Inc.(1)	10,109	996,949
Jabil, Inc.	135,687	7,932,262
Kimball Electronics, Inc.(1)	53,699	1,139,493
Methode Electronics, Inc.	50,142	2,229,815
Plexus Corp.(1)	79,086	6,654,296
Sanmina Corp.(1)	192,485	7,033,402

ScanSource, Inc.(1)	42,811	1,337,844
TD SYNNEX Corp.	1	103
TTM Technologies, Inc.(1)	134,357	1,851,439
Vishay Intertechnology, Inc.	406,318	8,276,698
		44,455,338
Energy Equipment and Services — 2.5%
Archrock, Inc.	547,125	4,043,254
Bristow Group, Inc.(1)	67,738	2,011,819
Cactus, Inc., Class A	17,757	648,131
ChampionX Corp.(1)	496,146	10,126,340
DMC Global, Inc.(1)	1,514	55,261
Dril-Quip, Inc.(1)	17,183	328,367
Exterran Corp.(1)	122,868	418,980
Helix Energy Solutions Group, Inc.(1)	411,262	1,250,236
Helmerich & Payne, Inc.	219,402	4,925,575
Nabors Industries Ltd.(1)	30,543	2,488,033
National Energy Services Reunited Corp.(1)	2,076	20,573
Newpark Resources, Inc.(1)	135,313	369,405
NOV, Inc.(1)	805,330	9,599,534
Oceaneering International, Inc.(1)	375,812	4,017,430
Oil States International, Inc.(1)	20,787	105,182
Patterson-UTI Energy, Inc.	158,474	1,118,826
ProPetro Holding Corp.(1)	245,129	2,014,960
RPC, Inc.(1)	51,996	209,544
Select Energy Services, Inc., Class A(1)	98,436	564,038
TETRA Technologies Inc(1)	354,420	925,036
Transocean Ltd.(1)	1,143,835	3,454,382
US Silica Holdings, Inc.(1)	237,240	2,301,228
		50,996,134
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	84,543	4,173,042
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	22,777	773,963
Ingles Markets, Inc., Class A	69,104	5,305,805
Natural Grocers by Vitamin Cottage, Inc.	37,606	483,613
PriceSmart, Inc.	44,274	3,175,331
SpartanNash Co.	133,439	3,193,195
Sprouts Farmers Market, Inc.(1)	347,396	9,192,098
United Natural Foods, Inc.(1)	237,747	11,820,781
Village Super Market, Inc., Class A	31,750	675,005
Weis Markets, Inc.	49,971	3,145,675
		37,765,466
Food Products — 1.6%
Flowers Foods, Inc.	537,958	13,890,076
Fresh Del Monte Produce, Inc.	61,199	1,515,287
Hostess Brands, Inc.(1)	30,680	521,253
John B Sanfilippo & Son, Inc.	22,893	1,886,383
Mission Produce, Inc.(1)	25,773	456,440
Pilgrim's Pride Corp.(1)	77,043	2,163,367
Sanderson Farms, Inc.	66,975	12,576,566
Seaboard Corp.	9	35,010
Seneca Foods Corp., Class A(1)	17,094	730,085
		33,774,467
Health Care Equipment and Supplies — 0.7%
Co-Diagnostics, Inc.(1)(2)	46,225	445,609

FONAR Corp.(1)	17,094	279,487
ICU Medical, Inc.(1)	1,501	339,541
Meridian Bioscience, Inc.(1)	29,686	591,048
Quidel Corp.(1)	91,525	13,505,429
		15,161,114
Health Care Providers and Services — 0.8%
Brookdale Senior Living, Inc.(1)	325,763	1,908,971
Ensign Group, Inc. (The)	1,402	107,015
Fulgent Genetics, Inc.(1)(2)	69,424	6,492,532
Magellan Health, Inc.(1)	20,202	1,914,948
ModivCare, Inc.(1)	3,176	435,207
National HealthCare Corp.	8,669	559,064
Owens & Minor, Inc.	59,629	2,385,160
Patterson Cos., Inc.	87,468	2,752,618
Triple-S Management Corp., Class B(1)	17,585	624,619
		17,180,134
Hotels, Restaurants and Leisure — 0.6%
Bluegreen Vacations Holding Corp.(1)	2	59
Carrols Restaurant Group, Inc.	60,311	172,490
Century Casinos, Inc.(1)	34,504	450,277
Chuy's Holdings, Inc.(1)	40,515	1,161,160
Cracker Barrel Old Country Store, Inc.	59,381	7,245,670
Golden Entertainment, Inc.(1)	348	15,977
Hilton Grand Vacations, Inc.(1)	32,566	1,546,885
Monarch Casino & Resort, Inc.(1)	24,285	1,636,080
ONE Group Hospitality, Inc. (The)(1)	19,171	251,332
		12,479,930
Household Durables — 2.7%
Bassett Furniture Industries, Inc.	14,531	221,453
Beazer Homes USA, Inc.(1)	120,005	2,356,898
Cavco Industries, Inc.(1)	1,449	431,063
Century Communities, Inc.	86,970	6,180,958
Ethan Allen Interiors, Inc.	81,221	1,827,473
Hamilton Beach Brands Holding Co., Class A	5,147	77,205
iRobot Corp.(1)	12,643	959,730
KB Home	16,842	673,512
La-Z-Boy, Inc.	149,106	4,978,649
Legacy Housing Corp.(1)	17,094	426,837
LGI Homes, Inc.(1)	45,585	6,548,741
M/I Homes, Inc.(1)	45,730	2,555,850
Meritage Homes Corp.(1)	24,047	2,713,944
Sonos, Inc.(1)	207,996	6,583,073
Taylor Morrison Home Corp.(1)	241,437	7,499,033
Tri Pointe Homes, Inc.(1)	391,670	9,780,000
Universal Electronics, Inc.(1)	43,091	1,559,894
VOXX International Corp.(1)	2	21
		55,374,334
Household Products — 0.2%
Central Garden & Pet Co.(1)	14,752	710,751
Central Garden & Pet Co., Class A(1)	56,891	2,466,225
		3,176,976
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.(2)	26,735	2,018,493
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	3,644	54,441

American Equity Investment Life Holding Co.	206,881	6,957,408
American National Group, Inc.	4,290	811,883
AMERISAFE, Inc.	42,587	2,260,944
Argo Group International Holdings Ltd.	9,071	492,374
Axis Capital Holdings Ltd.	152,028	7,552,751
Brighthouse Financial, Inc.(1)	199,317	9,688,799
CNO Financial Group, Inc.	293,297	6,646,110
Crawford & Co., Class A	42,878	312,581
Employers Holdings, Inc.	62,441	2,410,847
Genworth Financial, Inc., Class A(1)	1,235,534	4,719,740
Hanover Insurance Group, Inc. (The)	51,368	6,254,054
HCI Group, Inc.	7,978	880,771
Horace Mann Educators Corp.	59,635	2,210,669
Mercury General Corp.	39,565	2,018,606
National Western Life Group, Inc., Class A	1,471	299,569
Safety Insurance Group, Inc.	24,888	1,923,096
Selective Insurance Group, Inc.	114,199	8,626,593
SiriusPoint Ltd.(1)	164,979	1,270,338
Stewart Information Services Corp.	59,731	4,254,042
Unum Group	170,303	3,933,999
White Mountains Insurance Group Ltd.	4,814	4,827,961
		78,407,576
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	192,340	3,208,231
Internet and Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc., Class A(1)	45,423	1,352,697
Duluth Holdings, Inc., Class B(1)	6,397	88,726
PetMed Express, Inc.	24,429	668,378
		2,109,801
IT Services — 0.4%
Alliance Data Systems Corp.	111,789	7,619,538
Computer Task Group, Inc.(1)	768	6,067
		7,625,605
Leisure Products — 1.1%
Acushnet Holdings Corp.	52,983	2,881,215
Callaway Golf Co.(1)	16,441	443,249
Johnson Outdoors, Inc., Class A	2,840	295,474
Malibu Boats, Inc., Class A(1)	55,074	3,825,991
MasterCraft Boat Holdings, Inc.(1)	10,230	279,893
Nautilus, Inc.(1)	49,776	340,966
Smith & Wesson Brands, Inc.	157,625	3,585,969
Sturm Ruger & Co., Inc.	45,250	3,243,972
Vista Outdoor, Inc.(1)	183,580	8,016,939
		22,913,668
Machinery — 2.7%
Albany International Corp., Class A	75,826	6,136,598
Astec Industries, Inc.	28,079	1,759,992
Commercial Vehicle Group, Inc.(1)	86,065	722,085
EnPro Industries, Inc.	45,531	4,644,162
Greenbrier Cos., Inc. (The)	81,647	3,265,064
Kennametal, Inc.	233,106	8,244,959
Mayville Engineering Co., Inc.(1)	170	2,525
Miller Industries, Inc.	31,750	1,038,542
Mueller Industries, Inc.	134,015	7,415,050
Mueller Water Products, Inc., Class A	223,113	3,043,261

Park-Ohio Holdings Corp.	5,924	125,056
REV Group, Inc.	65,620	1,030,234
Shyft Group, Inc. (The)	72,734	3,535,600
Terex Corp.	178,662	7,571,696
Timken Co. (The)	4,881	321,316
Trinity Industries, Inc.	233,589	6,190,108
Wabash National Corp.	66,029	1,102,684
		56,148,932
Marine — 0.8%
Costamare, Inc.	170,822	2,049,864
Eagle Bulk Shipping, Inc.(1)	15,869	635,871
Genco Shipping & Trading Ltd.	76,584	1,180,159
Matson, Inc.	137,508	11,211,027
Pangaea Logistics Solutions Ltd.(2)	54,291	207,392
Safe Bulkers, Inc.(1)	89,264	323,136
		15,607,449
Media — 0.3%
Cumulus Media, Inc., Class A(1)	46,946	571,333
Entercom Communications Corp.(1)	398,540	984,394
Entravision Communications Corp., Class A	181,062	1,345,291
Gray Television, Inc.	170,449	3,514,658
Scholastic Corp.	3,274	123,233
		6,538,909
Metals and Mining — 2.5%
Alcoa Corp.	253,372	11,789,399
Allegheny Technologies, Inc.(1)	88,800	1,264,512
Alpha Metallurgical Resources, Inc.(1)	14,036	653,937
Arconic Corp.(1)	46,134	1,232,701
Carpenter Technology Corp.	108,102	2,970,643
Century Aluminum Co.(1)	19,413	256,834
Coeur Mining, Inc.(1)	501,176	2,806,586
Commercial Metals Co.	368,145	11,375,681
Haynes International, Inc.	17,892	716,932
Hecla Mining Co.	62,651	347,087
Kaiser Aluminum Corp.	2,090	186,491
Ryerson Holding Corp.	32,265	755,969
Schnitzer Steel Industries, Inc., Class A	71,391	3,433,907
SunCoke Energy, Inc.	347,200	2,114,448
TimkenSteel Corp.(1)	101,557	1,454,296
United States Steel Corp.	114,851	2,596,781
Warrior Met Coal, Inc.	204,411	4,392,792
Worthington Industries, Inc.	55,777	2,676,180
		51,025,176
Multiline Retail — 1.6%
Big Lots, Inc.	89,658	3,889,364
Dillard's, Inc., Class A	18,303	5,013,192
Kohl's Corp.	98,154	5,028,429
Macy's, Inc.	645,387	18,393,530
		32,324,515
Oil, Gas and Consumable Fuels — 12.0%
Alto Ingredients, Inc.(1)	187,774	978,302
Antero Midstream Corp.	1,025,252	9,955,197
Antero Resources Corp.(1)	378,530	6,646,987
Arch Resources, Inc.(1)(2)	62,267	4,825,070
Berry Corp.	257,648	2,097,255

Brigham Minerals, Inc., Class A	53,926	1,119,504
Callon Petroleum Co.(1)	204,788	10,411,422
Centennial Resource Development, Inc., Class A(1)	648,225	4,038,442
Civitas Resources, Inc.	207,015	10,580,537
CNX Resources Corp.(1)	578,193	7,886,552
Comstock Resources, Inc.(1)	316,128	2,557,475
CONSOL Energy, Inc.(1)	112,528	2,469,990
CVR Energy, Inc.	92,807	1,448,717
DHT Holdings, Inc.	415,615	2,306,663
Dorian LPG Ltd.	79,305	976,244
Earthstone Energy, Inc., Class A(1)	68,962	704,792
EnLink Midstream LLC(1)	972,972	6,334,048
EQT Corp.(1)	474,435	9,218,272
Equitrans Midstream Corp.	1,479,924	14,236,869
Evolution Petroleum Corp.	45,780	227,527
Goodrich Petroleum Corp.(1)	32,354	744,142
Green Plains, Inc.(1)	1,830	70,729
Hallador Energy Co.(1)	12,311	30,285
HollyFrontier Corp.	194,910	6,299,491
International Seaways, Inc.	85,141	1,243,059
Kosmos Energy Ltd.(1)	1,729,000	6,328,140
Laredo Petroleum, Inc.(1)	64,741	3,813,245
Magnolia Oil & Gas Corp., Class A(1)	529,321	10,041,219
Matador Resources Co.	421,138	16,538,089
Murphy Oil Corp.	535,620	14,236,780
NACCO Industries, Inc., Class A	12,787	378,879
Nordic American Tankers Ltd.	397,123	786,303
Overseas Shipholding Group, Inc., Class A(1)	155,712	278,724
Ovintiv, Inc.	59,506	2,068,429
Par Pacific Holdings, Inc.(1)	19,540	264,572
PBF Energy, Inc., Class A(1)	372,972	4,673,339
PDC Energy, Inc.	369,976	18,657,890
Range Resources Corp.(1)	674,828	13,199,636
Ranger Oil Corp., Class A(1)	79,280	2,134,218
Renewable Energy Group, Inc.(1)	27,847	1,330,530
Ring Energy, Inc.(1)(2)	224,734	519,135
SandRidge Energy, Inc.(1)	118,458	1,259,208
Scorpio Tankers, Inc.	151,154	2,102,552
SFL Corp. Ltd.	359,124	2,995,094
SilverBow Resources, Inc.(1)	39,415	929,012
SM Energy Co.	525,961	15,252,869
Talos Energy, Inc.(1)	152,888	1,524,293
Targa Resources Corp.	89,724	4,632,450
Teekay Corp.(1)	165,450	549,294
Teekay Tankers Ltd., Class A(1)	68,676	771,231
VAALCO Energy, Inc.(1)	20,450	62,577
Whiting Petroleum Corp.(1)	180,445	11,672,987
World Fuel Services Corp.	124,627	3,114,429
		247,522,695
Paper and Forest Products — 1.1%
Clearwater Paper Corp.(1)	50,008	2,012,822
Glatfelter Corp.	37,999	625,844
Louisiana-Pacific Corp.	229,798	15,017,299
Mercer International, Inc.	134,875	1,443,163
Neenah, Inc.	23,186	1,077,917

Schweitzer-Mauduit International, Inc.	9,473	271,875
Verso Corp., Class A	118,566	2,506,485
		22,955,405
Personal Products — 0.5%
Lifevantage Corp.(1)	33,183	213,367
Nature's Sunshine Products, Inc.	7,603	129,251
Nu Skin Enterprises, Inc., Class A	153,144	6,719,959
USANA Health Sciences, Inc.(1)	28,527	2,844,712
		9,907,289
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals, Inc.(1)	19,053	372,677
ANI Pharmaceuticals, Inc.(1)	1,949	80,182
Atea Pharmaceuticals, Inc.(1)	179,574	1,452,754
BioDelivery Sciences International, Inc.(1)	193,807	538,783
Collegium Pharmaceutical, Inc.(1)	80,414	1,413,678
Corcept Therapeutics, Inc.(1)	10,732	225,372
Innoviva, Inc.(1)	232,589	3,888,888
Perrigo Co. plc	295,524	10,848,686
Phibro Animal Health Corp., Class A	583	11,421
Prestige Consumer Healthcare, Inc.(1)	106,975	5,985,251
SIGA Technologies, Inc.(1)	44,657	364,401
Supernus Pharmaceuticals, Inc.(1)	119,513	3,581,805
		28,763,898
Professional Services — 0.6%
Acacia Research Corp.(1)	41,760	204,624
Barrett Business Services, Inc.	7,479	527,943
BGSF, Inc.	200	2,800
CRA International, Inc.	5,760	530,323
Heidrick & Struggles International, Inc.	49,304	2,128,454
Kelly Services, Inc., Class A	41,749	703,888
Kforce, Inc.	59,950	4,593,968
Korn Ferry	53,791	3,912,757
TrueBlue, Inc.(1)	32,396	842,944
		13,447,701
Real Estate Management and Development — 0.3%
Forestar Group, Inc.(1)	24,484	485,273
Marcus & Millichap, Inc.(1)	80,526	3,450,539
RE/MAX Holdings, Inc., Class A	63,167	1,736,461
RMR Group, Inc. (The), Class A	9,617	314,187
		5,986,460
Road and Rail — 2.8%
ArcBest Corp.	97,770	10,078,132
Covenant Logistics Group, Inc.(1)	28,965	726,152
Heartland Express, Inc.	106,861	1,788,853
Landstar System, Inc.	2,922	492,503
Marten Transport Ltd.	218,842	3,518,979
PAM Transportation Services, Inc.(1)	774	50,147
Ryder System, Inc.	176,934	14,699,677
Saia, Inc.(1)	50,626	16,766,319
Schneider National, Inc., Class B	117,063	2,879,750
US Xpress Enterprises, Inc., Class A(1)	46,946	368,996
Werner Enterprises, Inc.	163,281	7,365,606
		58,735,114
Semiconductors and Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.(1)	53,572	2,631,457

Amkor Technology, Inc.	245,149	5,285,412
Cirrus Logic, Inc.(1)	56,145	4,501,706
Cohu, Inc.(1)	21,573	711,262
Diodes, Inc.(1)	44,378	4,719,600
MagnaChip Semiconductor Corp.(1)	40,322	729,022
Photronics, Inc.(1)	189,311	2,500,798
SMART Global Holdings, Inc.(1)	53,618	3,057,298
Synaptics, Inc.(1)	6,391	1,803,796
Ultra Clean Holdings, Inc.(1)	9,285	508,911
		26,449,262
Software — 0.1%
InterDigital, Inc.	32,094	2,179,504
Specialty Retail — 7.6%
Aaron's Co., Inc. (The)	120,974	2,685,623
Abercrombie & Fitch Co., Class A(1)	151,037	5,437,332
Academy Sports & Outdoors, Inc.(1)	99,313	4,431,346
American Eagle Outfitters, Inc.(2)	275,574	7,134,611
Asbury Automotive Group, Inc.(1)	36,475	5,968,769
AutoNation, Inc.(1)	116,924	14,481,037
Barnes & Noble Education, Inc.(1)	32,429	227,652
Bed Bath & Beyond, Inc.(1)	255,874	4,690,170
Big 5 Sporting Goods Corp.	95,446	2,264,933
Buckle, Inc. (The)	102,090	4,802,314
Caleres, Inc.	139,808	3,300,867
Cato Corp. (The), Class A	15,103	248,444
Chico's FAS, Inc.(1)	242,973	1,392,235
Citi Trends, Inc.(1)	31,750	2,692,400
Conn's, Inc.(1)	40,706	890,647
Container Store Group, Inc. (The)(1)	48,666	565,986
Dick's Sporting Goods, Inc.(2)	79,803	9,381,641
Foot Locker, Inc.	261,911	11,953,618
Genesco, Inc.(1)	38,358	2,424,226
Group 1 Automotive, Inc.	43,085	8,390,804
Guess?, Inc.	100,623	2,269,049
Haverty Furniture Cos., Inc.	37,900	1,133,589
Hibbett, Inc.	53,628	4,180,303
Kirkland's, Inc.(1)(2)	50,164	1,083,041
Lazydays Holdings, Inc.(1)	7,797	157,733
Lumber Liquidators Holdings, Inc.(1)	83,741	1,284,587
MarineMax, Inc.(1)	78,291	4,170,561
Murphy USA, Inc.	61,816	10,714,567
ODP Corp. (The)(1)	31,198	1,178,036
Shoe Carnival, Inc.	42,917	1,678,055
Signet Jewelers Ltd.	189,878	18,444,749
Sonic Automotive, Inc., Class A	65,387	2,936,530
Sportsman's Warehouse Holdings, Inc.(1)	138,049	2,350,974
Tilly's, Inc., Class A	59,180	888,884
TravelCenters of America, Inc.(1)	38,078	1,988,433
Urban Outfitters, Inc.(1)	166,784	5,282,049
Zumiez, Inc.(1)	66,764	3,055,121
		156,160,916
Technology Hardware, Storage and Peripherals — 0.1%
Super Micro Computer, Inc.(1)	42,899	1,776,018
Turtle Beach Corp.(1)	22,167	594,076
		2,370,094

Textiles, Apparel and Luxury Goods — 1.0%
Carter's, Inc.	111,700	11,285,051
Culp, Inc.	31,750	336,867
Delta Apparel, Inc.(1)	696	20,490
Fossil Group, Inc.(1)	308	3,681
G-III Apparel Group Ltd.(1)	103,755	3,075,298
Lakeland Industries, Inc.(1)	7,480	143,167
Movado Group, Inc.	40,263	1,806,601
Oxford Industries, Inc.	37,165	3,550,744
Superior Group of Cos., Inc.	4,491	100,419
Unifi, Inc.(1)	11,780	239,959
Vera Bradley, Inc.(1)	3,087	29,357
		20,591,634
Thrifts and Mortgage Finance — 4.5%
Axos Financial, Inc.(1)	138,554	7,843,542
Bridgewater Bancshares, Inc.(1)	63,552	1,086,104
Essent Group Ltd.	144,777	6,019,828
Federal Agricultural Mortgage Corp., Class C	31,732	3,862,419
Flagstar Bancorp, Inc.	149,026	6,935,670
FS Bancorp, Inc.	25,722	834,936
Hingham Institution For Savings (The)	4,329	1,690,907
Home Bancorp, Inc.	18,621	753,033
Luther Burbank Corp.	42,139	581,097
Merchants Bancorp	44,549	2,031,880
MGIC Investment Corp.	783,209	11,043,247
Mr. Cooper Group, Inc.(1)	200,247	7,863,700
NMI Holdings, Inc., Class A(1)	211,096	4,137,482
Northfield Bancorp, Inc.	36,593	616,592
OP Bancorp	39,127	532,127
PennyMac Financial Services, Inc.	93,952	5,949,980
Premier Financial Corp.	43,204	1,270,198
Provident Financial Services, Inc.	64,671	1,522,355
Radian Group, Inc.	391,247	7,969,701
Riverview Bancorp, Inc.	67,357	500,463
Southern Missouri Bancorp, Inc.	20,228	1,080,378
Sterling Bancorp, Inc.(1)	15,701	84,628
Territorial Bancorp, Inc.	21,457	540,287
TrustCo Bank Corp. NY	52,444	1,712,821
Walker & Dunlop, Inc.	40,715	5,728,193
Washington Federal, Inc.	160,674	5,220,298
Waterstone Financial, Inc.	66,520	1,380,290
WSFS Financial Corp.	61,282	3,046,941
		91,839,097
Trading Companies and Distributors — 4.4%
Air Lease Corp.	320,580	13,012,342
Applied Industrial Technologies, Inc.	21,652	2,057,806
BlueLinx Holdings, Inc.(1)	21,469	1,514,423
Boise Cascade Co.	131,646	8,534,610
GATX Corp.	105,886	10,429,771
Global Industrial Co.	22,552	903,433
H&E Equipment Services, Inc.	94,692	3,986,533
Herc Holdings, Inc.(1)	76,585	13,053,913
McGrath RentCorp	79,855	6,172,792
NOW, Inc.(1)	280,572	2,345,582
Rush Enterprises, Inc., Class A	67,675	3,448,718

Rush Enterprises, Inc., Class B	4,569	222,876
Textainer Group Holdings Ltd.(1)	155,591	5,083,158
Titan Machinery, Inc.(1)	51,762	1,720,569
Triton International Ltd.	222,638	12,461,049
Veritiv Corp.(1)	47,608	6,000,513
		90,948,088
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	121,794	3,092,350
Telephone and Data Systems, Inc.	325,170	5,749,005
United States Cellular Corp.(1)	41,438	1,206,260
		10,047,615
TOTAL COMMON STOCKS (Cost $1,832,331,984)		2,048,469,457
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,675,230)	1,675,230	1,675,230
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $13,584,327)	13,584,327	13,584,327
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,847,591,541)		2,063,729,014
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,918,028)
TOTAL NET ASSETS — 100.0%		$2,061,810,986

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,164,728. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,167,306, which includes securities collateral of $8,582,979.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.